CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Mill equipment, accumulated depreciation	$ 930,426	$ 737,741	$ 392,300
COMMON STOCK SERIES A [Member]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	670,589,493	419,863,368	286,587,004
Common stock, shares outstanding	670,589,493	419,863,368	286,587,004
COMMON STOCK SERIES B [Member]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	12,500,000
Common stock, shares issued	5,365,419	5,365,419	3,884,321
Common stock, shares outstanding	5,365,419	5,365,419	3,884,321